Other long-term debt (Narrative) (Details) $ / shares in Units, ¥ in Millions					1 Months Ended	12 Months Ended
	Aug. 15, 2016 USD ($)	Mar. 14, 2016 USD ($)	Nov. 21, 2014 USD ($)	Sep. 19, 2013 USD ($)	Jan. 27, 2016 USD ($)	Dec. 31, 2016 USD ($) shares Number $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Aug. 15, 2016 CNY (¥)	Mar. 14, 2016 CNY (¥)	Feb. 29, 2016	Jan. 27, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 06, 2013 USD ($)
Debt Instrument [Line Items]
Repayments of other debt						$ 369,338,675	$ 17,854,351	$ 122,973,761
Loss on extinguishment of debt						$ 12,123,750	0	$ 9,848,931
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member]
Debt Instrument [Line Items]
Debt issuance date						May 03, 2016
Debt instrument, aggregate principal amount						$ 206,237,340
Maturity date						May 03, 2018
Stated rate						13.25%
Effective interest rate						14.44%
Redemption price						6.625%
DebtInstrument Redemption Outstanding Principal Balance						$ 183,000,000
Debt Instrument Redemption Interest To Redemption Date						11,113,590
Loss on extinguishment of debt						$ 12,123,750
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction						10.00%
Debt Instrument Redemption Period						12 months
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio						2.75					3.0
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio						1.0					1.0
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Redemption price						106.625%
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price						100.00%
Redemption terms						At any time prior to May 3, 2016, the Company could redeem up to 35% of the aggregate principal amount of the May 2018 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the May 2018 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. Applicable Premium meant with respect to anyNote at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on May 3, 2016, plus all required remaining scheduled interest payments due on such Note through May 3, 2016 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the May 2018 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.
Debt Instrument Purchase Price percentage						1.00%
Number of Basis Points | Number						100
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Redemption price						103.3125%
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price						113.25%
Percentage of principal redeemable						35.00%
Redemption terms						At any time prior to May 3, 2016, the Company could redeem up to 35% of the aggregate principal amount of the May 2018 Senior Secured Notes with the net cash proceeds of one or more sales of the Companys common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113.25% of the principal amount of the May 2018 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the May 2018 Senior Secured Notes remained outstanding after each such redemption.
Debt Instrument Carrying Amount Percentage						65.00%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Debt issuance date						Dec. 06, 2013
Debt instrument, aggregate principal amount														$ 200,000,000
Maturity date						Jun. 06, 2019
Stated rate						13.00%
Effective interest rate						14.05%
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction						10.00%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio						2.75					3.0
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio						1.0					1.0
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Redemption price						106.50%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price						100.00%
Redemption terms						At any time prior to June 6, 2017, the Company may at its option redeem the June 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. Applicable Premium means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on June 6, 2017, plus all required remaining scheduled interest payments due on such Note through June 6, 2017 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2019 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.
Debt Instrument Purchase Price percentage						1.00%
Number of Basis Points | Number						100
Debt Instrument Redemption Period						12 months
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Redemption price						103.25%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price						113.00%
Percentage of principal redeemable						35.00%
Redemption terms						At any time prior to June 6, 2017, the Company may redeem up to 35% of the aggregate principal amount of the June 2019 Senior Secured Notes with the net cash proceeds of one or more sales of the Companyscommon shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113% the principal amount of the June 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2019 Senior Secured Notes issued on December 6, 2013 remain outstanding after each such redemption.
Debt Instrument Carrying Amount Percentage						65.00%
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member]
Debt Instrument [Line Items]
Debt issuance date						Aug. 30, 2016
Stated rate						8.125%
Effective interest rate						9.06%
Debt Instrument, Periodic Payment, Principal						$ 300,000,000
Minimum Percentage of Common Shares Owned By Subject To Certain Qualifications And Exceptions And Satisfaction						10.00%
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio						2.50
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio						1.0
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price						100.00%
Redemption terms						At any time prior to August 30, 2019, the Company may at its option redeem the August 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the August 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. Applicable Premium means with respect to any August 2019 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such August 2019 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such August 2019 Senior Secured Note, plus all required remaining scheduled interest payments due on such August 2019 Senior Secured Note through the maturity date of the August 2019 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the August 2019 Indenture) plus 100 basis points, over (B) the principal amount of such August 2019 Senior Secured Note on such redemption date.
Debt Instrument Purchase Price percentage						1.00%
Number of Basis Points | Number						100
August 2019 Senior Secured Notes Due in August 30, 2019 at 8.125% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price						108.125%
Percentage of principal redeemable						35.00%
Redemption terms						At any time prior to August 30, 2019, the Company may redeem up to 35% of the aggregate principal amount of the August 2019 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 108.125% of the principal amount of the August 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the August 2019 Senior Secured Notes issued on August 30, 2016 remain outstanding after each such redemption.
Debt Instrument Carrying Amount Percentage						65.00%
Convertible Note due in September 19, 2018 at 5% [Member]
Debt Instrument [Line Items]
Debt issuance date						Sep. 19, 2013
Debt instrument, aggregate principal amount				$ 75,761,009
Maturity date						Sep. 19, 2018
Stated rate						5.00%
Redemption terms						The Convertible Note was not redeemable in whole or in part at the option of the Company. However, upon an event of default, the holders could require the Company to redeem the Convertible Note at a redemption price equal to the greater of (i) 150% of the outstanding principal amount, plus accrued and unpaid interest to the redemption date and (ii) an amount equal to (A) the outstanding principal divided by two, multiplied by the conversion price then in effect, times (B) the closing price of the Common Shares, plus accrued and unpaid interest to the redemption date.
Debt conversion increments						$ 100,000
Initial conversion rate, per share | $ / shares						$ 3.00
Initial conversion rate, per ADS | $ / shares						$ 6.00
Number of shares of common stock debt is convertible into | shares						25,253,670
Number of ADS debt is convertible into | shares						12,626,835
Repayments of other debt			$ 86,272,849
Loss on extinguishment of debt			$ 9,848,931
Minimum Percentage of Voting Stock In Business Combination						50.00%
Convertible Note due in September 19, 2018 at 5% [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio			3.0			3.0
Convertible Note due in September 19, 2018 at 5% [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio			1.0			1.0
Corporate Bonds Due On December 28, 2020 at 7.5% [Member]
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount							$ 154,000,000						¥ 1,000.0
Maturity date						Dec. 28, 2020	Dec. 28, 2020
Stated rate						7.50%	7.50%						7.50%
Corporate bonds due on January 27, 2021 at 7.47% [Member]
Debt Instrument [Line Items]
Debt issuance date					Jan. 27, 2016
Debt instrument, aggregate principal amount					$ 107,000,000							¥ 0.7
Maturity date					Jan. 27, 2021	Jan. 27, 2021
Stated rate					7.47%	7.47%						7.47%
Corporate bonds due on March 14, 2021 at 7.09% [Member]
Debt Instrument [Line Items]
Debt issuance date		Mar. 14, 2016
Debt instrument, aggregate principal amount		$ 77,000,000								¥ 0.5
Maturity date		Mar. 14, 2021				Mar. 14, 2021
Stated rate		7.09%				7.09%				7.09%
Corporate Bonds Due on August 15 2019 at 7.5% [Member]
Debt Instrument [Line Items]
Debt issuance date	Aug. 15, 2016
Debt instrument, aggregate principal amount	$ 216,000,000								¥ 1,500.0
Maturity date	Aug. 15, 2019
Stated rate	7.50%								7.50%
Convertible Note [Member]
Debt Instrument [Line Items]
Debt Instrument Purchase Price percentage			150.00%
Debt Instrument Carrying Amount Percentage			13.00%	150.00%
Percentage Of Capital Stock Held By Permitted Holders						90.00%